N-2	Nov. 02, 2026
Cover [Abstract]
Entity Central Index Key	0001549346
Amendment Flag	false
Securities Act File Number	001-35669
Document Type	8-K
Entity Registrant Name	Shutterstock, Inc.
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	710-3417
Entity Emerging Growth Company	false